Consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net earnings from continuing operations	$ 734	$ 290	$ 1,421	$ 1,018
Adjustments to reconcile net earnings from continuing operations to cash flows from operating activities
Severance, acquisition and other costs	7	22	96	38
Depreciation and amortization	1,153	1,103	2,286	2,191
Post-employment benefit plans cost	68	75	147	162
Net interest expense	263	275	526	545
Impairment of assets	164	449	167	456
Income taxes	236	96	489	339
Contributions to post-employment benefit plans	(70)	(71)	(149)	(150)
Payments under other post-employment benefit plans	(16)	(12)	(31)	(29)
Severance and other costs paid	(79)	(13)	(122)	(48)
Interest paid	(230)	(240)	(536)	(556)
Income taxes (paid) received (net of refunds)	(95)	6	(204)	(227)
Acquisition and other costs paid	(2)	(11)	(6)	(20)
Change in contract assets	102	239	246	394
Change in wireless device financing plan receivables	(61)	(150)	(152)	(226)
Net change in operating assets and liabilities	325	487	313	87
Cash from discontinued operations	0	17	0	39
Cash flows from operating activities	2,499	2,562	4,491	4,013
Cash flows used in investing activities
Capital expenditures	(1,207)	(900)	(2,219)	(1,677)
Business acquisitions	(11)	(23)	(11)	(23)
Other investing activities	(17)	(13)	(38)	(19)
Cash used in discontinued operations	0	(8)	0	(15)
Cash flows used in investing activities	(1,235)	(944)	(2,268)	(1,734)
Cash flows used in financing activities
Increase (decrease) in notes payable and bank advances	311	(1,204)	(46)	(1,434)
Decrease in securitized trade receivables	0	(400)	(13)	0
Issue of long-term debt	500	1,975	3,415	5,256
Repayment of long-term debt	(2,041)	(2,221)	(2,267)	(2,930)
Issue of common shares	63	0	73	22
Purchase of shares for settlement of share-based payments	(71)	(75)	(162)	(169)
Cash dividends paid on common shares	(791)	(753)	(1,544)	(1,469)
Cash dividends paid on preferred shares	(31)	(33)	(62)	(69)
Cash dividends paid by subsidiaries to non-controlling interest	(15)	(12)	(28)	(26)
Other financing activities	(44)	(25)	(61)	(55)
Cash used in discontinued operations	0	(2)	0	(3)
Cash flows used in financing activities	(2,119)	(2,750)	(695)	(877)
Net (decrease) increase in cash	(155)	354	1,528	1,156
Cash at beginning of period	1,907	943	224	141
Cash at end of period	1,752	1,297	1,752	1,297
Net (decrease) increase in cash equivalents	(700)	(1,486)	0	246
Cash equivalents at beginning of period	700	1,736	0	4
Cash equivalents at end of period	$ 0	$ 250	$ 0	$ 250